Recoverable Taxes	12 Months Ended
Dec. 31, 2025
Recoverable Taxes [Abstract]
Recoverable taxes
8.	Recoverable taxes

	December 31,
	2025	2024

Value Added Tax	$575,119	$548,348
Income Tax	53,991	191,794
Other	0	18,726
	$629,110	$758,868